Commitments and Related Party Transactions (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Related Party Transactions (Details) [Line Items]
Interest rate	18.00%	18.00%
Note payable	$ 127,500	$ 92,500	$ 45,000
Stockholder [Member]
Commitments and Related Party Transactions (Details) [Line Items]
Note payable	$ 127,500	$ 92,500